Segment information - Geographical breakdown of revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographical areas
Revenue from contracts with customers	€ 777,079	€ 782,517	€ 772,009
Revenue from contributions	11,294	14,450	9,417
Total revenue	788,373	796,967	781,426
Discovery & Preclinical Development
Geographical areas
Revenue from contracts with customers	517,636	599,086	664,516
Revenue from contributions	11,294	12,308	8,461
Total revenue	528,930	611,394	672,977
Just - Evotec Biologics
Geographical areas
Revenue from contracts with customers	259,443	183,431	107,493
Revenue from contributions		2,142	956
Total revenue	259,443	185,573	108,449
USA
Geographical areas
Revenue from contracts with customers	431,509	445,859	459,424
USA | Discovery & Preclinical Development
Geographical areas
Revenue from contracts with customers	323,508	354,124	414,192
USA | Just - Evotec Biologics
Geographical areas
Revenue from contracts with customers	108,001	91,735	45,232
Germany
Geographical areas
Revenue from contracts with customers	25,293	32,904	34,134
Germany | Discovery & Preclinical Development
Geographical areas
Revenue from contracts with customers	25,293	32,904	29,297
Germany | Just - Evotec Biologics
Geographical areas
Revenue from contracts with customers			4,837
France
Geographical areas
Revenue from contracts with customers	19,855	19,910	32,005
France | Discovery & Preclinical Development
Geographical areas
Revenue from contracts with customers	19,783	19,910	32,005
France | Just - Evotec Biologics
Geographical areas
Revenue from contracts with customers	72
United Kingdom
Geographical areas
Revenue from contracts with customers	61,724	92,517	86,368
United Kingdom | Discovery & Preclinical Development
Geographical areas
Revenue from contracts with customers	61,724	92,437	86,368
United Kingdom | Just - Evotec Biologics
Geographical areas
Revenue from contracts with customers		80
Switzerland
Geographical areas
Revenue from contracts with customers	161,613	109,043	64,924
Switzerland | Discovery & Preclinical Development
Geographical areas
Revenue from contracts with customers	10,892	18,048	7,500
Switzerland | Just - Evotec Biologics
Geographical areas
Revenue from contracts with customers	150,721	90,995	57,424
Rest of the world
Geographical areas
Revenue from contracts with customers	77,085	82,283	95,154
Rest of the world | Discovery & Preclinical Development
Geographical areas
Revenue from contracts with customers	76,436	81,662	€ 95,154
Rest of the world | Just - Evotec Biologics
Geographical areas
Revenue from contracts with customers	€ 649	€ 621